Loan Receivable, Net (Details 3) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total pledged loans receivable	$ 4,966,849	$ 5,310,886
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total pledged loans receivable
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total pledged loans receivable	$ 4,966,849	$ 5,310,886